Description of Business, History and Summary of Significant Policies: Revenue Recognition (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

Revenues from fixed price contracts and cost-plus-fee contracts are recognized as services are performed. Revenue is recognized at the time of sale if collection is reasonably assured. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.